CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total revenues	$ 21,502,000	$ 2,866,000
Cost of Sales
Total cost of sales	29,948,000	3,300,000
Gross Loss
Total Gross Loss	(8,446,000)	(434,000)
Expenses
General and administrative expenses	10,487,000	9,615,000
Write-down of inventories	488,000	2,773,000
Mine site maintenance		9,511,000
Operating expense	10,975,000	21,899,000
Operating Loss	19,421,000	22,333,000
Other Income (Expenses)
Gain (loss) on embedded derivative asset	9,459,000	(21,728,000)
Gain on sale of net smelter return royalty	4,500,000
Other expenses	(380,000)	(26,000)
Loss Before Taxes	(5,842,000)	(44,087,000)
Income Tax Provision (Recovery)
Deferred	2,696,000	5,517,000
Net Loss from Continuing Operations	(3,146,000)	(38,570,000)
Discontinued Operations
Income (loss) net of tax from discontinued operations		7,336,000
Net Loss	(3,146,000)	(31,234,000)
Other Comprehensive Income
Gain on FVTOCI investments, net of tax	62,000	2,020,000
Items that may be reclassified subsequently to net loss
Total Comprehensive Loss	$ (3,084,000)	$ (29,214,000)
Basic loss per common share	$ (0.02)	$ (0.24)
Diluted loss per common share	$ (0.02)	$ (0.24)
Basic weighted average number of common shares outstanding	146,773,021	129,551,797
Diluted weighted average number of common shares outstanding	146,773,021	129,551,797
Mining Operations
Revenues
Total revenues	$ 19,007,000	$ 0
Cost of Sales
Total cost of sales	27,973,000	0
Gross Loss
Total Gross Loss	(8,966,000)
Expenses
Write-down of inventories		2,773,000
Other Income (Expenses)
Loss Before Taxes	(9,902,000)	(12,533,000)
Reclamation Management
Revenues
Total revenues	2,495,000	2,866,000
Cost of Sales
Total cost of sales	1,975,000	3,300,000
Gross Loss
Total Gross Loss	520,000	(434,000)
Expenses
Write-down of inventories		0
Other Income (Expenses)
Loss Before Taxes	$ 520,000	$ (434,000)